Financial risks - Disclosure of detailed information about liquidity risk (Details) $ in Thousands	Dec. 31, 2022 CAD ($)
Disclosure of Financial Risks [Line Items]
Revolving credit facility	$ 191,059
Lease liabilities	9,999
Financial liabilities	201,058
2023 [Member]
Disclosure of Financial Risks [Line Items]
Revolving credit facility	10,949
Lease liabilities	1,408
Financial liabilities	12,357
2024 [Member]
Disclosure of Financial Risks [Line Items]
Revolving credit facility	10,949
Lease liabilities	1,432
Financial liabilities	12,381
2025 [Member]
Disclosure of Financial Risks [Line Items]
Revolving credit facility	10,949
Lease liabilities	1,432
Financial liabilities	12,381
2026 [Member]
Disclosure of Financial Risks [Line Items]
Revolving credit facility	158,212
Lease liabilities	1,432
Financial liabilities	159,644
2027-2029 [Member]
Disclosure of Financial Risks [Line Items]
Revolving credit facility	0
Lease liabilities	4,295
Financial liabilities	$ 4,295